FINANCIAL INSTRUMENTS - Summary of Net Carrying Amounts of Derivative Contracts Measured Using Predominantly Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	$ 2,860
Ending balance	(5,014)	$ 2,860
Unobservable inputs
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	1,077	754
Net gains recognised in revenue	(569)	564
Purchases	440	217
Sales	(442)	(450)
Settlements	(32)	(9)
Recategorisations (net)	(87)	(12)
Currency translation differences	2	13
Ending balance	$ 389	$ 1,077